Financial Instruments and Risk Management (Hedging Instruments Recorded in AOCI) (Details) - Currency risk [member] - Fair value hedges [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of the period	$ (1.4)	$ 6.0
Unrealized (loss) gains on currency instruments	9.6	(5.9)
Deferred income tax related to hedging instrument	(2.1)	2.4
Balance, June 30, 2017	4.6	(1.4)
CAD Currency Instruments [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Unrealized (loss) gains on currency instruments	0.0	(3.9)
MXN Currency Instruments [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Unrealized (loss) gains on currency instruments	$ (1.5)	$ 0.0